SHAREHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SHAREHOLDERS’ DEFICIT

NOTE 9 – SHAREHOLDERS’ DEFICIT

Preference Shares

The Company is authorized to issue 1,000,000 preference shares with $0.0001 par value. As of September 30, 2025 and December 31, 2024, there were no preference shares issued or outstanding.

Class A Ordinary Shares

The Company is authorized to issue up to 200,000,000 Class A Ordinary Shares, $0.0001 par value per share. Holders of the Class A Ordinary Shares are entitled to one vote for each share. As of September 30, 2025 and December 31, 2024, there were 3,310,866 and 5,681,485 Class A Ordinary Shares issued and outstanding, respectively. Of the outstanding Class A Ordinary Shares, 110,866 and 2,481,485 shares were subject to possible redemption at September 30, 2025 and December 31, 2024, respectively, and therefore classified outside of permanent equity.

Class B Ordinary Shares

The Company is authorized to issue up to 20,000,000 Class B Ordinary Shares, $0.0001 par value per share. Holders of the Class B Ordinary Shares are entitled to one vote for each share. At September 30, 2025 and December 31, 2024, there were 2,110,122 Class B Ordinary Shares issued and outstanding. The Company originally issued 5,750,000 Class B Ordinary Shares, and 439,878 Class B Ordinary Shares were forfeited in the partial exercise of the Over-Allotment Option. On October 19, 2023, following approval by the Company’s shareholders of the Founder Share Amendment Proposal at the 2023 EGM, the Sponsors converted an aggregate of 600,000 Class B Ordinary Shares on a one-for-one basis into Class A Ordinary Shares in the 2023 Founder Share Conversion.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

As of December 31, 2023, pursuant to the 2023 Non-Redemption Agreements, the Sponsor agreed to transfer 749,810 Class B Ordinary Shares to certain investors on or promptly after the consummation of the Business Combination. On July 15, 2024, the Sponsors converted an aggregate of 2,600,000 Class B Ordinary Shares on a one-for-one basis into Class A Ordinary Shares in the 2024 Founder Share Conversion. As of September 30, 2025, pursuant to the various non-redemption agreements, the Sponsor has agreed to transfer 782,490 Class B Ordinary Shares to certain investors on or promptly after the consummation of the Business Combination.

The Class B Ordinary Shares may be converted into Class A Ordinary Shares on a one-for-one basis at any time and from time to time prior to the closing of a Business Combination at the election of the holders and will be automatically converted into Class A Ordinary Shares at the time of the Business Combination on a one-for-one basis, subject to adjustment for share splits, share dividends, reorganizations, recapitalizations and the like. In the case that additional Class A Ordinary Shares, or equity linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which Class B Ordinary Shares shall convert into Class A Ordinary Shares will be adjusted (unless the holders of a majority of the outstanding Class B Ordinary Shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A Ordinary Shares issuable upon conversion of all Class B Ordinary Shares will equal, in the aggregate, on an as converted basis, 20% of the sum of the total number of all Ordinary Shares outstanding upon the completion of the Initial Public Offering plus all Class A Ordinary Shares and equity linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity linked securities issued, or to be issued, to any seller in a Business Combination, and any 2021 Note Warrants or 2024 Note Warrants). Holders of Founder Shares may also elect to convert those Class B Ordinary Shares into an equal number of Class A Ordinary Shares, subject to adjustment as provided above, at any time.

The Company may issue additional ordinary or preference shares to complete its Business Combination or under an employee incentive plan after completion of its Business Combination.

NOTE 9 – SHAREHOLDERS’ DEFICIT

Preference Shares

The Company is authorized to issue 1,000,000 preference shares with $0.0001 par value. As of December 31, 2024 and 2023, there were no preference shares issued or outstanding.

Class A Ordinary Shares

The Company is authorized to issue up to 200,000,000 Class A Ordinary Shares, $0.0001 par value per share. Holders of the Class A Ordinary Shares are entitled to one vote for each share. As of December 31, 2024 and 2023, there were 5,681,485 and 5,794,628 Class A Ordinary Shares issued and outstanding, respectively. Of the outstanding Class A Ordinary Shares, 2,481,485 and 5,194,628 were subject to possible redemption at December 31, 2024 and 2023, and therefore classified outside of permanent equity.

Class B Ordinary Shares

The Company is authorized to issue up to 20,000,000 Class B Ordinary Shares, $0.0001 par value per share. Holders of the Class B Ordinary Shares are entitled to one vote for each share. At December 31, 2024 and 2023, there were 2,110,122 and 4,710,122 Class B Ordinary Shares issued and outstanding, respectively. The Company originally issued 5,750,000 Class B Ordinary Shares, and 439,878 Class B Ordinary Shares were forfeited in the partial exercise of the Over-Allotment Option. On October 19, 2023, following approval by the Company’s shareholders of the Founder Share Amendment Proposal at the 2023 EGM, the Sponsors converted an aggregate of 600,000 Class B Ordinary Shares on a one-for-one basis into Class A Ordinary Shares in the 2023 Founder Share Conversion. As of December 31, 2023, pursuant to the 2023 Non-Redemption Agreements, the Sponsor agreed to transfer 749,810 Class B Ordinary Shares to certain investors on or promptly after the consummation of the Business Combination. On July 15, 2024, the Sponsors converted an aggregate of 2,600,000 Class B Ordinary Shares on a one-for-one basis into Class A Ordinary Shares in the 2024 Founder Share Conversion. As of December 31, 2024, pursuant to the 2024 Non-Redemption Agreements, the Sponsor agreed to transfer 83,332 Class B Ordinary Shares to certain investors on or promptly after the consummation of the Business Combination.

The Class B Ordinary Shares may be converted into Class A Ordinary Shares on a one-for-one basis at any time and from time to time prior to the closing of a Business Combination at the election of the holders and will be automatically converted into Class A Ordinary Shares at the time of the Business Combination on a one-for-one basis, subject to adjustment for share splits, share dividends, reorganizations, recapitalizations and the like. In the case that additional Class A Ordinary Shares, or equity linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which Class B Ordinary Shares shall convert into Class A Ordinary Shares will be adjusted (unless the holders of a majority of the outstanding Class B Ordinary Shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A Ordinary Shares issuable upon conversion of all Class B Ordinary Shares will equal, in the aggregate, on an as converted basis, 20% of the sum of the total number of all Ordinary Shares outstanding upon the completion of the Initial Public Offering plus all Class A Ordinary Shares and equity linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity linked securities issued, or to be issued, to any seller in a Business Combination, and any 2021 Note Warrants or 2024 Note Warrants). Holders of Founder Shares may also elect to convert their Class B Ordinary Shares into an equal number of Class A Ordinary Shares, subject to adjustment as provided above, at any time.

The Company may issue additional ordinary or preference shares to complete its Business Combination or under an employee incentive plan after completion of its Business Combination.

Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
SHAREHOLDERS’ DEFICIT

NOTE 4 – STOCKHOLDERS’ EQUITY

Upon formation the authorized capital of the Company was 220,000,000 shares consisting of 200,000,000 shares of common stock, par value $0.001 and 20,000,000 shares of preferred stock, par value $0.001.

KEY MINING CORP.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

September 30, 2025 and 2024

(unaudited)

Preferred Stock

The Preferred stock may be issued, from time to time, in one or more series as determined by the Board of Directors. The designations, voting rights, amounts of preference upon distribution of assets, rates of dividends, premiums of redemption, conversion rights and other variations, if any, the qualifications, limitations or restrictions thereof, if any, of the Preferred Stock, and of each series thereof, are fixed by the Board of Directors in a resolution or resolutions adopted by the Board of Directors providing for the issue of such series of Preferred Stock.

At September 30, 2025 and September 30, 2024, there have been no series of Preferred Stock designated.

Common Stock

Each holder of Common Stock is entitled to one vote per share for matters submitted to a vote, and to receive dividends if and when declared, however, subject to any limitations contained in the features of the Preferred Stock. Upon liquidation or winding down of the Company, the holders of the Common Stock shall be entitled to receive all the remaining assets of the Company after distribution in full of the preferential amounts, if any, to be distributed to the holders of the Preferred Stock.

During the nine months ended September 30, 2025, the Company had the following equity transactions:

●	Issued 7,730,000 common stock units previously recorded as “to be issued” at December 31, 2024;
●	Issued 210,000 common stock units to officers’ and directors’ fees of $52,500 previously recorded as “to be issued” at December 31, 2024.
●	Issued 4,352,000 common stock units for cash of 946,560.

During the nine months ended September 30, 2024, the Company had the following equity transactions:

●	Received $907,083 for 4,099,332 common stock units included in “to be issued”
●	Recorded as “to be issued” $52,500 for 210,000 common stock units to Officers and Directors for services

2024 Private Placement:

On August 26, 2024, the Company had an offering (the “Private Placement”) for sale of up to 10,000,000 additional shares of common stock at $0.25 per share, and one-half (1/2) of a five-year warrant (“Placement Warrants”). Each full Placement Warrant has the ability to purchase one share of Common Stock for a Placement Warrant exercise price of $0.45 per share of Common Stock, which was closed on January 10, 2025. A total of 12,082,332 units were sold and issued, for a total of $2,653,557, net of related fees and commissions. Additionally, 210,000 units were issued to officers’ and directors’ for services valued at $52,500.

The Company engaged an investment company (“Investment Company”) who assisted the Company in arranging the Private Placement. The Company paid the Investment Company a 13% cash commission on the gross proceeds through December 31, 2024 in the amount of $195,585, plus a $25,000 placement fee, and a bank escrow fee of $5,000 from the proceeds of the first closing for a total of $225,585. In addition, at the date of the final closing, the Investment Company will be issued warrants to purchase 15% of the total number of common stock sold in the Offering. These warrants have an exercise price equal to the price at which Common Stock shares were sold in the Offering and expire ten years from their issuance. A total of 1,555,500 warrants were issued to the placement agent in April 2025, at which time, the deferred offering costs and warrant liability were moved to additional paid in capital resulting in a net zero change.

KEY MINING CORP.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

September 30, 2025 and 2024

(unaudited)

Warrants

The following is a summary of stock purchase warrant activity for the nine months ended September 30, 2025 and year ended December 31, 2024:

		Weighted Avg Price	Weighted Avg Life
December 31, 2023	14,526,880	$0.47	5.76
Issued for:
Private placement of units	-	-
Placement agent - commission	-
Exercised	-
Forfeited or Expired	-
December 31, 2024	14,526,880	$0.41	4.83
Issued for:
Private placement of units	6,146,166	0.45	4.05
Placement agent - commission	1,555,500	0.25	9.57
Exercised	-
Forfeited or Expired	-
September 30, 2025	22,228,546	$.42	4.48

The outstanding warrants had no intrinsic value at September 30, 2025 and December 31, 2024.

Stock Options

The Company did not issue any options during the period ended September 30, 2025 or the year ended December 31, 2024.

The following is a summary of stock option activity for the nine months ended September 30, 2025 and year ended December 31, 2024:

	Issued	Weighted Avg Price	Weighted Avg Life (in years)
Outstanding December 31, 2023	5,850,000	$0.58	4.69
Granted	-	-	-
Exercised	-
Forfeited or expired	-
Outstanding December 31, 2024	5,850,000	0.58	3.69
Granted	-
Exercised	-
Forfeited or expired	-
Vested and exercisable at September 30, 2025	5,850,000	$0.58	2.94

The options have no intrinsic value as of September 30, 2025 and December 31, 2024.

KEY MINING CORP.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

September 30, 2025 and 2024

(unaudited)

NOTE 5 – STOCKHOLDERS’ EQUITY

Upon formation the authorized capital of the Company was 220,000,000 shares consisting of 200,000,000 shares of common stock, par value $0.001 and 20,000,000 shares of preferred stock, par value $0.001.

Preferred Stock

The Preferred stock may be issued, from time to time, in one or more series as determined by the Board of Directors. The designations, voting rights, amounts of preference upon distribution of assets, rates of dividends, premiums of redemption, conversion rights and other variations, if any, the qualifications, limitations or restrictions thereof, if any, of the Preferred Stock, and of each series thereof, are fixed by the Board of Directors in a resolution or resolutions adopted by the Board of Directors providing for the issue of such series of Preferred Stock.

At December 31, 2024 and December 31, 2023, there have been no series of Preferred Stock designated.

Common Stock

Each holder of Common Stock is entitled to one vote per share for matters submitted to a vote, and to receive dividends if and when declared, however, subject to any limitations contained in the features of the Preferred Stock. Upon liquidation or winding down of the Company, the holders of the Common Stock shall be entitled to receive all the remaining assets of the Company after distribution in full of the preferential amounts, if any, to be distributed to the holders of the Preferred Stock.

During the year ended December 31, 2024, the Company had the following equity transactions:

●	7,730,332 common stock units to be issued for cash, net of offering costs in the amount of $1,706,997;

●	210,000 common stock units to be issued for accrued officers’ and directors’ fees of $52,500; and

During the year ended December 31, 2023, the Company had the following equity transactions:

●	Issued 900,000 shares of common stock that were included in “to be issued” at December 31, 2022;

●	Issued 11,700,000 common stock units for cash, net of offering costs in the amount of $2,544,750 (see description under “Private Placement” below);

●	Issued 17,500,000 shares of common stock for the acquisition of a Cerro Blanco Titanium, Inc valued at $0.139 per share or $2,432,500;

●	Issued 6,755,760 shares of common stock upon the exercise of 6,755,760 warrants for $3,039,990 in cash. Issuance costs incurred associated with the exercise were $303,990 in cash and $706,852 for the fair value of inducement warrants issued with each exercise (see “Warrants” below). Net cash proceeds were $2,736,000.

KEY MINING CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

●	Issued 976,228 shares of common stock for services valued at $135,696, which can be terminated after March 15, 2024 for cause. 25% of the shares of common stock vest immediately, 25% vest in three months, 25% in six months and 25% vest in twelve months.

2024 Private Placement:

On August 26, 2024, the Company had an offering (the “Private Placement”) for sale of up to 10,000,000 additional shares of common stock at $0.25 per share, and one-half (1/2) of a five-year warrant (“Placement Warrants”). Each full Placement Warrant has the ability to purchase one share of Common Stock for a Placement Warrant exercise price of $0.45 per share of Common Stock. As of December 31, 2023, a total of 7,730,332 units have been sold, but not issued, for a total of $1,706,998, net of related fees and commissions. Additionally, 210,000 units were issued to officers’ and directors’ for services valued at $52,500

The Company engaged an investment company (“Investment Company”) who assisted the Company in arranging the Private Placement. The Company paid the Investment Company a 13% cash commission on the gross proceeds through December 31, 2024 in the amount of $195,585, plus a $25,000 placement fee, and a bank escrow fee of $5,000 from the proceeds of the first closing for a total of $225,585. In addition, at the date of the final closing, the Investment Company will be issued warrants to purchase 15% of the total number of common stock sold in the Offering. These warrants have an exercise price equal to the price at which Common Stock shares were sold in the Offering and expire ten years from their issuance. A total of 902,700 warrants were earned by the placement agent as of December 31, 2024, $122,789 was recorded as warrant liability and deferred offering costs on the balance sheet.

Private Placement:

On August 30, 2022, the Company had an offering (the “Private Placement”) for sale of up to 24,000,000 additional shares of common stock (may be increased up to 28,000,000 shares) at $0.25 per share, and one-half (1/2) of a five-year warrant (“Placement Warrants”). Each full Placement Warrant has the ability to purchase one share of Common Stock for a Placement Warrant exercise price of $0.45 per share of Common Stock. As of December 31, 2022, a total of 5,264,400 units have been sold for a total of $1,115,007, net of related fees and commissions. Of this total, 4,364,400 shares were issued in 2022 and 900,000 were issued in early 2023.

The Company engaged an investment company (“Investment Company”) who assisted the Company in arranging the Private Placement. The Company paid the Investment Company a 13% cash commission on the gross proceeds through December 31, 2022 in the amount of $171,093, plus a $25,000 placement fee from the proceeds of the first closing for a total of $196,093. In addition, at the date of the final closing, the Investment Company was issued warrants to purchase 15% of the total number of common stock sold in the Offering. These warrants have an exercise price equal to the price at which Common Stock shares were sold in the Offering and expire ten years from their issuance. A total of 2,544,672 warrants were earned, which were issued on February 23, 2023.

On September 8, 2022, the Company entered into a separate agreement with the Investment Company to provide business advisory and consulting services associated with the private placement through January 31, 2023. As compensation for the services, the Company issued warrants totaling 3,500,004 shares of the Company’s Common Stock at $0.25 per share which will expire ten years from issuance during the year ended December 31, 2022.

KEY MINING CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Warrants

The following is a summary of stock purchase warrant activity for the years ended December 31, 2024 and 2023:

		Weighted Avg Price	Weighted Avg Life
December 31, 2022	6,132,204	$-
Issued for:
Private placement of units	5,850,000	0.45
Placement agent - commission	2,544,672	0.25
Inducement to exercise	6,755,536	0.45
Exercised	(6,755,536)
Forfeited or Expired	-
December 31, 2023	14,526,880	$0.47	5.76
Issued for:
Private placement of units	-	-
Placement agent - commission	-
Exercised
Forfeited or Expired	-
December 31, 2024	14,526,880	$0.41	4.83

Through December 31, 2023, the Company received $3,039,990 in cash upon the exercise of the inducement to exercise warrants. The Company pays a 10% commission on all cash received upon the exercise of warrants to the Investment Company. The net cash received by the Company was $2,736,000.

From June 2023 to November 2023, in order to induce the exercise of outstanding warrants, the Company agreed, upon the exercise of such warrants, to issue a new warrant to purchase one share of the Company’s common stock at an exercise price of $0.60 for a period of four years of the date of issuance. The exercise price could be reduced to $0.45 and the expiration price extended one year as follows:

●	In the event that either (i) the Company does not close a planned stock offering on or prior to April 30, 2024; or (ii) our shares of common stock or other equity securities of the Company are not registered under Section 12(b) of the Securities Exchange Act of 1934, as amended, or the Exchange Act; and

●	The Company’s common stock or other equity securities are not listed on the Nasdaq Stock Market LLC or the NYSE American by April 30, 2024.

Subsequent to the year ended December 31, 2023, the warrants exercise price and maturity date were adjusted accordingly as the listing did not occur by April 30, 2024.

The fair value of the inducement warrants to be issued in connection with warrants exercised was $706,852. The Company determined the fair value using the Black Scholes model with the following inputs:

Unit Price	$0.139
Exercise Price	$0.45
Term	5 Years
Volatility	133% – 150%
Risk-free interest rate	4.68% – 4.72%

KEY MINING CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

For the year ended December 31, 2023, the fair value of the inducement warrants represents an incremental cost directly attributable to the exercise of existing warrants and resulted in a decrease of $706,852 in the overall proceeds recognized for the exercise. The issuance of the inducement warrants increased additional paid in capital by the same amount. The overall impact on total equity was nil.

Stock Options

During the year ended December 31, 2021, the Company granted 5,600,000 stock options to officers and directors with a fair value of $1,308,319 and 200,000 stock options for services with a fair value of $38,569. Of the total 5,800,000 options granted during the period, 1,000,000 vested immediately. The remaining 4,800,000 options vest over a two-year period from date of grant. At December 31, 2023, 1,000,000 of these options expired. During the years ended December 31, 2024 and 2023, stock based compensation of $0 and $56,758, respectively, was recognized on the vesting of these options.

During the year ended December 31, 2023, the Company issued 1,050,000 options in connection with its acquisition of the Crystal Mountain mineral interest. See Note 4.

The Company did not issue any options during the year ended December 31, 2024.

The following is a summary of stock option activity for the years ended December 31, 2024 and 2023:

	Issued	Weighted Avg Price	Weighted Avg Life (in years)
Outstanding December 31, 2022	5,800,000	$0.58	4.89
Granted (See Note 4)	1,050,000
Exercised	-
Forfeited or expired	(1,000,000)
Outstanding December 31, 2023	5,850,000	$0.58	4.69
Granted	-	$-	-
Exercised	-
Forfeited or expired	-
Outstanding December 31, 2024	5,850,000	0.58	3.69
Vested and exercisable at December 31, 2024	5,850,000	$0.58	3.69

The options have no intrinsic value as of December 31, 2024 and 2023.